FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to banks	£ 6,611	£ 26,902	£ 25,117
Loans and advances to customers	472,498	457,958
Loans and advances designated at fair value through profit or loss	162,878	151,174
Allowance for credit losses [member] | Underlying Basis [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	(3,442)	(3,532)
Allowance for credit losses [member] | Underlying Basis [Member] | Retail - Mortgages [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	(1,604)	(1,696)
Allowance for credit losses [member] | Underlying Basis [Member] | Retail - Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	(655)	(458)
Allowance for credit losses [member] | Underlying Basis [Member] | 522110 Commercial Banking [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	(1,183)	(1,378)
Gross carrying amount [member] | Underlying Basis [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to banks	6,611	26,902
Loans and advances to customers	475,754	461,671
Loans and advances designated at fair value through profit or loss	31,590	33,079
Gross carrying amount [member] | Underlying Basis [Member] | Retail - Mortgages [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	305,868	307,963
Gross carrying amount [member] | Underlying Basis [Member] | Retail - Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	50,841	41,294
Gross carrying amount [member] | Underlying Basis [Member] | 522110 Commercial Banking [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	119,045	112,414
Net carrying value [Member] | Underlying Basis [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to banks	6,611	26,902
Loans and advances to customers	472,498	457,958
Loans and advances designated at fair value through profit or loss	31,590	33,079
Financial assets neither past due nor impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	295,765	296,303
Financial assets neither past due nor impaired [member] | Underlying Basis [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to banks	6,577	26,888
Loans and advances to customers	461,058	445,145
Loans and advances designated at fair value through profit or loss	31,590	33,079
Financial assets neither past due nor impaired [member] | Underlying Basis [Member] | Retail - Mortgages [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	295,765	296,303
Financial assets neither past due nor impaired [member] | Underlying Basis [Member] | Retail - Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	48,897	39,478
Financial assets neither past due nor impaired [member] | Underlying Basis [Member] | 522110 Commercial Banking [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	116,396	109,364
Financial assets past due but not impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	5,934	7,340
Financial assets past due but not impaired [member] | Underlying Basis [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to banks	6	14
Loans and advances to customers	6,855	8,031
Financial assets past due but not impaired [member] | Underlying Basis [Member] | Retail - Mortgages [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	5,934	7,340
Financial assets past due but not impaired [member] | Underlying Basis [Member] | Retail - Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	585	386
Financial assets past due but not impaired [member] | Underlying Basis [Member] | 522110 Commercial Banking [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	336	305
Financial assets impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	4,169	4,320
Financial assets impaired [member] | Underlying Basis [Member] | No Provision Required [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to banks	28
Loans and advances to customers	1,646	1,865
Financial assets impaired [member] | Underlying Basis [Member] | Provision Held [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	6,195	6,630
Financial assets impaired [member] | Underlying Basis [Member] | Retail - Mortgages [Member] | No Provision Required [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	640	784
Financial assets impaired [member] | Underlying Basis [Member] | Retail - Mortgages [Member] | Provision Held [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	3,529	3,536
Financial assets impaired [member] | Underlying Basis [Member] | Retail - Other [Member] | No Provision Required [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	306	392
Financial assets impaired [member] | Underlying Basis [Member] | Retail - Other [Member] | Provision Held [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	1,053	1,038
Financial assets impaired [member] | Underlying Basis [Member] | 522110 Commercial Banking [Member] | No Provision Required [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	700	689
Financial assets impaired [member] | Underlying Basis [Member] | 522110 Commercial Banking [Member] | Provision Held [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	1,613	2,056
Financial assets at fair value, class [member] | Underlying Basis [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances [Line Items]
Loans and advances to customers	£ 186	£ (181)